Annual Total Returns- PIMCO Short-Term Portfolio (Advisor Class) [BarChart] - Advisor Class - PIMCO Short-Term Portfolio - Advisor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.41%	2.67%	0.47%	0.61%	1.01%	2.27%	2.30%	1.43%	2.69%	2.14%